SUBSEQUENT EVENTS (Details) $ in Millions		12 Months Ended
	Jan. 01, 2022 CAD ($)	Dec. 31, 2021 Options	Dec. 31, 2020 Options	Jan. 21, 2022 USD ($)
SUBSEQUENT EVENTS
Granted | Options		735,000	1,192,500
Officers
SUBSEQUENT EVENTS
Granted | Options		245,000	505,000
Employees
SUBSEQUENT EVENTS
Granted | Options		105,000	285,000
Consultants
SUBSEQUENT EVENTS
Granted | Options		10,000	195,000
Major ordinary share transactions
SUBSEQUENT EVENTS
Maximum amount of offer and sale of shares under ATM offering | $				$ 75
Major ordinary share transactions | Officers
SUBSEQUENT EVENTS
Granted | $	225,000
Major ordinary share transactions | Employees
SUBSEQUENT EVENTS
Granted | $	40,000
Major ordinary share transactions | Consultants
SUBSEQUENT EVENTS
Granted | $	175,000